Offsets	Aug. 02, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	LendingClub Corp
Form or Filing Type	S-3
File Number	333-233190
Initial Filing Date	Aug. 09, 2019
Fee Offset Claimed	$ 1,649.04
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Other
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 15,459,840,464
Offset Note	Security type and title are each Member Payment Dependent Notes.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the current registration fee, which is equal to $1,649.04, is fully offset by the unused registration fee of $1,728,274 (the “Available Registration Fee”) associated with unsold securities previously registered by the Registrant. The Registrant previously filed a registration statement on Form S-3ASR (File No. 333-233190) on August 9, 2019, a registration statement on Form S-3ASR (File No. 333-218172) on May 22, 2017, a registration statement on Form S-3ASR (File No. 333-198323) on August 25, 2014, and previously paid an aggregate of $2,400,650 in registration fees to list $21,474,409,764 in Member Payment Dependent Notes. $15,459,840,464 in Member Payment Dependent Notes were unsold when the registration statements described above expired. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under the Registration Statement from the Available Registration Fee, with $1,726,624.96 remaining to be applied to future offerings.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	LendingClub Corp
Form or Filing Type	S-3
File Number	333-198323
Filing Date	Aug. 25, 2014
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Other
Fee Paid with Fee Offset Source	$ 0
Offset Note	Security type and title are each Member Payment Dependent Notes.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the current registration fee, which is equal to $1,649.04, is fully offset by the unused registration fee of $1,728,274 (the “Available Registration Fee”) associated with unsold securities previously registered by the Registrant. The Registrant previously filed a registration statement on Form S-3ASR (File No. 333-233190) on August 9, 2019, a registration statement on Form S-3ASR (File No. 333-218172) on May 22, 2017, a registration statement on Form S-3ASR (File No. 333-198323) on August 25, 2014, and previously paid an aggregate of $2,400,650 in registration fees to list $21,474,409,764 in Member Payment Dependent Notes. $15,459,840,464 in Member Payment Dependent Notes were unsold when the registration statements described above expired. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under the Registration Statement from the Available Registration Fee, with $1,726,624.96 remaining to be applied to future offerings.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	LendingClub Corp
Form or Filing Type	S-3
File Number	333-218172
Filing Date	May 22, 2017
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Other
Fee Paid with Fee Offset Source	$ 0
Offset Note	Security type and title are each Member Payment Dependent Notes.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the current registration fee, which is equal to $1,649.04, is fully offset by the unused registration fee of $1,728,274 (the “Available Registration Fee”) associated with unsold securities previously registered by the Registrant. The Registrant previously filed a registration statement on Form S-3ASR (File No. 333-233190) on August 9, 2019, a registration statement on Form S-3ASR (File No. 333-218172) on May 22, 2017, a registration statement on Form S-3ASR (File No. 333-198323) on August 25, 2014, and previously paid an aggregate of $2,400,650 in registration fees to list $21,474,409,764 in Member Payment Dependent Notes. $15,459,840,464 in Member Payment Dependent Notes were unsold when the registration statements described above expired. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under the Registration Statement from the Available Registration Fee, with $1,726,624.96 remaining to be applied to future offerings.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	LendingClub Corp
Form or Filing Type	S-3
File Number	333-233190
Filing Date	Aug. 09, 2019
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Other
Fee Paid with Fee Offset Source	$ 1,649.04
Offset Note	Security type and title are each Member Payment Dependent Notes.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the current registration fee, which is equal to $1,649.04, is fully offset by the unused registration fee of $1,728,274 (the “Available Registration Fee”) associated with unsold securities previously registered by the Registrant. The Registrant previously filed a registration statement on Form S-3ASR (File No. 333-233190) on August 9, 2019, a registration statement on Form S-3ASR (File No. 333-218172) on May 22, 2017, a registration statement on Form S-3ASR (File No. 333-198323) on August 25, 2014, and previously paid an aggregate of $2,400,650 in registration fees to list $21,474,409,764 in Member Payment Dependent Notes. $15,459,840,464 in Member Payment Dependent Notes were unsold when the registration statements described above expired. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under the Registration Statement from the Available Registration Fee, with $1,726,624.96 remaining to be applied to future offerings.